Business Combination - Schedule of Opening Consolidated Balance Sheet (Details) - PBAX [Member]	Feb. 14, 2024 USD ($) shares
Business Combination [Line Items]
Balance	$ (12,708,879)
Forfeiture of founders shares
Adjusted shares outstanding	(12,708,879)
Shares issued as consideration in the Merger	47,238,750
Loss on VIE consolidation	(4,836,216)
Expense IPR&D	(45,640,000)
Reclassification of public shares	911,358
Issuance of common stock as payment to vendors	3,182,550
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	627,154
Conversion of working capital loan into Series A preferred stock	1,555,000
Issuance of Series A shares sold to investors, net	5,899,035
Issuance of Series A Preferred Warrants
Issuance of common stock to Keystone Capital LLC for equity line of credit	633,345
Balance	(2,347,903)
Convertible Preferred Stock [Member] | Series A
Business Combination [Line Items]
Balance
Forfeiture of founders shares
Adjusted shares outstanding
Shares issued as consideration in the Merger
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock (in Shares) | shares	630
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	$ 627,154
Conversion of working capital loan into Series A preferred stock (in Shares) | shares	1,605
Conversion of working capital loan into Series A preferred stock	$ 1,555,000
Issuance of Series A shares sold to investors, net (in Shares) | shares	7,854
Issuance of Series A shares sold to investors, net	$ 6,755,698
Issuance of Series A Preferred Warrants
Issuance of common stock to Keystone Capital LLC for equity line of credit
Balance (in Shares) | shares	10,089
Balance	$ 8,937,852
Common Stock [Member] | Series A
Business Combination [Line Items]
Balance (in Shares) | shares	2,741
Balance
Forfeiture of founders shares (in Shares) | shares	(438)
Forfeiture of founders shares
Adjusted shares outstanding (in Shares) | shares	2,303
Adjusted shares outstanding
Shares issued as consideration in the Merger (in Shares) | shares	4,038
Shares issued as consideration in the Merger	$ 1
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares (in Shares) | shares	41
Reclassification of public shares
Issuance of common stock as payment to vendors (in Shares) | shares	825
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants
Issuance of common stock to Keystone Capital LLC for equity line of credit (in Shares) | shares	59
Issuance of common stock to Keystone Capital LLC for equity line of credit
Balance (in Shares) | shares	7,266
Balance	$ 1
Additional Paid-in Capital [Member]
Business Combination [Line Items]
Balance	547
Forfeiture of founders shares
Adjusted shares outstanding	547
Shares issued as consideration in the Merger	47,238,749
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares	911,358
Issuance of common stock as payment to vendors	3,182,550
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net	(856,663)
Issuance of Series A Preferred Warrants	2,000,000
Issuance of common stock to Keystone Capital LLC for equity line of credit	633,345
Balance	53,899,885
Stock Subscription Receivable [Member]
Business Combination [Line Items]
Balance
Forfeiture of founders shares
Adjusted shares outstanding
Shares issued as consideration in the Merger
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants	(2,000,000)
Issuance of common stock to Keystone Capital LLC for equity line of credit
Balance	(2,000,000)
Accumulated Deficit [Member]
Business Combination [Line Items]
Balance	(12,709,426)
Forfeiture of founders shares
Adjusted shares outstanding	(12,709,426)
Shares issued as consideration in the Merger
Loss on VIE consolidation	(4,836,216)
Expense IPR&D	(45,640,000)
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors, net
Issuance of Series A Preferred Warrants
Issuance of common stock to Keystone Capital LLC for equity line of credit
Balance	$ (63,185,641)